Notes Payable - Related Parties (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest payable	$ 107,000		$ 82,000	$ 46,000
Notes Payable [Member]
Interest expense, related parties	35,000	$ 35,000	141,000	211,000
Interest payable	$ 10,000	$ 32,000	$ 101,000	$ 269,000